Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Net (loss) earnings	$ (124,694)	$ 318,142	$ (67,345)	$ 386,265
Adjustments for
Depreciation and depletion	61,871	62,727	130,745	120,232
Gain on disposal of mineral stream interest		(245,715)		(245,715)
Impairment charges	167,561		167,561
Interest expense	12,434	5,659	25,586	11,249
Equity settled stock based compensation	1,456	1,394	2,813	2,643
Performance share units	793	3,316	201	3,500
Income tax expense (recovery)	(2,758)	(3,224)	(2,868)	(3,709)
Loss on fair value adjustment of share purchase warrants held	7	12	7	111
Share in losses of associate			62	201
Fair value (gain) loss on convertible note receivable	1,934	(99)	1,063	1,290
Investment income recognized in net (loss) earnings	(297)	(299)	(539)	(502)
Other	242	287	670	513
Change in non-cash working capital	4,659	(1,772)	(2,511)	(4,847)
Cash generated from operations before income taxes and interest	123,208	140,428	255,445	271,231
Income taxes paid	(24)	(48)	(3,586)	(98)
Interest paid	(14,200)	(5,459)	(24,907)	(11,055)
Interest received	274	279	500	462
Cash generated from operating activities	109,258	135,200	227,452	260,540
Financing activities
Bank debt repaid	(88,000)	(79,000)	(168,500)	(186,000)
Bank debt drawn		372,500		372,500
Credit facility extension fees		(5)	(1,100)	(1,205)
Share purchase options exercised	5,502	878	20,393	1,027
Lease payments	(153)		(323)
Dividends paid	(63,515)	(64,589)	(63,515)	(64,589)
Cash (used for) generated from financing activities	(146,166)	229,784	(213,045)	121,733
Investing activities
Mineral stream interests		(610,235)	(174)	(610,235)
Early deposit mineral stream interests	(750)	(4,255)	(750)	(4,458)
Net proceeds on disposal of mineral stream interests		230,000		230,000
Acquisition of long-term investments	(909)	(1,016)	(909)	(1,016)
Investment in associate	(132)		(132)
Dividend income received	23	20	39	40
Other	(53)	(2,384)	(1,207)	(2,425)
Cash used for investing activities	(1,821)	(387,870)	(3,133)	(388,094)
Effect of exchange rate changes on cash and cash equivalents	130	(21)	141	(39)
(Decrease) increase in cash and cash equivalents	(38,599)	(22,907)	11,415	(5,860)
Cash and cash equivalents, beginning of period	125,781	115,568	75,767	98,521
Cash and cash equivalents, end of period	$ 87,182	$ 92,661	$ 87,182	$ 92,661